Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable, Net

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	December 31, 2017	December 31, 2016
Trade accounts receivable	$384,167	$93,251
Less: allowances for doubtful accounts	(16,232)	(3,664)
	$367,935	$89,587